CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Additional Paid-in Capital	Retained Earnings	Class A Common Stock	Class B Common Stock
Beginning Balance at Apr. 04, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at Apr. 04, 2019				0
Issuance of Class B common stock to Sponsor	25,000	24,123			$ 877
Issuance of Class B common stock to Sponsor					8,786,750
Forfeiture of Class B common stock		2			$ (2)
Forfeiture of Class B common stock, shares					(18,750)
Sale of 35,000,000 Units, net of underwriting discount and offering costs and the fair value of the Public Warrants	307,906,800	307,903,300		$ 3,500
Sale of 35,000,000 Units, net of underwriting discount and offering costs and the fair value of the Public Warrants, shares				35,000,000
Sale of 810,000 Private Placement Units, net of the fair value of the Private Placement Warrants	7,375,050	7,374,969		$ 81
Sale of 810,000 Private Placement Units, net of the fair value of the Private Placement Warrants, shares				810,000
Common stock subject to possible redemption	(313,272,210)	(313,269,077)		$ (3,133)
Common stock subject to possible redemption, shares				(31,327,221)
Net income (loss)	2,965,368		2,965,368
Ending Balance at Dec. 31, 2019	5,000,008	2,033,317	2,965,368	$ 448	$ 875
Ending Balance, shares at Dec. 31, 2019				4,482,779	8,750,000
Issuance of Class B common stock to Sponsor	(5,109,690)	(2,033,317)	(3,076,322)	$ (51)
Issuance of Class B common stock to Sponsor				510,969
Net income (loss)	5,109,685		5,109,685
Ending Balance at Mar. 31, 2020	5,000,004		4,998,731	$ 397	$ 875
Ending Balance, shares at Mar. 31, 2020				3,971,810	8,750,000
Beginning Balance at Dec. 31, 2019	5,000,008	2,033,317	2,965,368	$ 448	$ 875
Change in value of Class A common stock subject to possible redemption	60,723,030	60,722,422		$ 608
Beginning Balance, shares at Dec. 31, 2019				4,482,779	8,750,000
Change in value of Class A common stock subject to possible redemption, shares				6,072,303
Net income (loss)	(60,723,035)		(60,723,035)
Ending Balance at Dec. 31, 2020	5,000,003	62,755,739	(57,757,667)	$ 1,056	$ 875
Ending Balance, shares at Dec. 31, 2020				10,555,082	8,750,000
Common stock subject to possible redemption	(28,311,610)	(28,311,326)		$ (284)
Common stock subject to possible redemption, shares				(2,831,161)
Net income (loss)	28,311,612		28,311,612
Ending Balance at Mar. 31, 2021	$ 5,000,005	$ 34,444,413	$ (29,446,055)	$ 772	$ 875
Ending Balance, shares at Mar. 31, 2021				7,723,921	8,750,000